NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Net income (loss) per share:
Schedule of Net earnings/(loss) per share
Years Ended December 31,
(in thousands except per share amounts)	2020	2019
Net earnings/(loss)	$(21,910)	$(49,934)

Basic
Weighted average subordinate voting shares(1)	33,940	31,379
Basic earnings (loss) per share	$(0.65)	$(1.59)

Diluted
Weighted average subordinate voting shares(1)	33,940	31,379
Effects of Potential Dilutive Shares
Options	-	-
Warrants	-	-
Restricted stock units	-	-
Diluted weighted average subordinate voting shares	33,940	31,379
Diluted earnings (loss) per share	$(0.65)	$(1.59)